Eaton Vance

Tax-Advantaged Dividend Income Fund

July 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 93.5%

Security	Shares	Value
Aerospace & Defense — 2.7%
Hexcel Corp.(1)(2)	357,373	$19,448,239
Huntington Ingalls Industries, Inc.	131,285	26,930,492
Textron, Inc.	138,791	9,577,967

		$55,956,698

Air Freight & Logistics — 1.1%
C.H. Robinson Worldwide, Inc.	254,009	$22,649,983

		$22,649,983

Automobiles — 0.8%
General Motors Co.(2)	280,678	$15,953,737

		$15,953,737

Banks — 9.5%
Bank of America Corp.	1,143,482	$43,863,970
JPMorgan Chase & Co.	528,940	80,282,513
KeyCorp(1)	1,298,953	25,537,416
PNC Financial Services Group, Inc. (The)	26,157	4,771,298
Truist Financial Corp.(1)	606,336	33,002,868
Wells Fargo & Co.	145,704	6,693,642

		$194,151,707

Beverages — 2.6%
Constellation Brands, Inc., Class A	106,237	$23,833,208
PepsiCo, Inc.	187,508	29,429,381

		$53,262,589

Biotechnology — 2.2%
AbbVie, Inc.	172,691	$20,083,963
Neurocrine Biosciences, Inc.(2)	270,982	25,258,232

		$45,342,195

Building Products — 1.9%
Johnson Controls International PLC	543,505	$38,817,127

		$38,817,127

Capital Markets — 4.7%
Charles Schwab Corp. (The)	289,937	$19,701,219
Goldman Sachs Group, Inc. (The)	113,204	42,437,916
Raymond James Financial, Inc.	101,927	13,197,508
S&P Global, Inc.(1)	49,025	21,017,998

		$96,354,641

Chemicals — 0.4%
FMC Corp.	73,262	$7,835,371

		$7,835,371

Security	Shares	Value
Communications Equipment — 1.8%
Cisco Systems, Inc.(1)	662,822	$36,700,454

		$36,700,454

Construction & Engineering — 0.0%
Abengoa S.A., Class A(2)(3)	571,132	$0
Abengoa S.A., Class B(2)(3)	5,905,644	0

		$0

Containers & Packaging — 1.7%
Ball Corp.	178,956	$14,473,961
Packaging Corp. of America	140,126	19,827,829

		$34,301,790

Diversified Telecommunication Services — 2.2%
Verizon Communications, Inc.	825,431	$46,042,541

		$46,042,541

Electric Utilities — 3.3%
Edison International	565,948	$30,844,166
NextEra Energy, Inc.(1)	480,270	37,413,033

		$68,257,199

Electrical Equipment — 1.6%
Eaton Corp. PLC	202,956	$32,077,196

		$32,077,196

Entertainment — 2.6%
Walt Disney Co. (The)(1)(2)	298,943	$52,619,947

		$52,619,947

Equity Real Estate Investment Trusts (REITs) — 4.6%
CubeSmart	423,209	$21,016,559
EastGroup Properties, Inc.	158,880	27,997,834
Invitation Homes, Inc.	183,056	7,446,718
Mid-America Apartment Communities, Inc.(1)	192,694	37,209,211

		$93,670,322

Food & Staples Retailing — 1.0%
Walmart, Inc.(1)	145,681	$20,766,827

		$20,766,827

Food Products — 2.0%
Lamb Weston Holdings, Inc.	177,794	$11,871,305
Mondelez International, Inc., Class A	446,738	28,260,646

		$40,131,951

Health Care Equipment & Supplies — 3.8%
Abbott Laboratories	181,772	$21,990,777
Medtronic PLC	421,275	55,317,620

		$77,308,397

Health Care Providers & Services — 1.1%
UnitedHealth Group, Inc.(1)	57,374	$23,650,710

		$23,650,710

Hotels, Restaurants & Leisure — 0.5%
Starbucks Corp.	81,305	$9,872,866

		$9,872,866

Security	Shares	Value
Insurance — 5.7%
Allstate Corp. (The)	183,997	$23,928,810
American International Group, Inc.	627,891	29,730,639
Arch Capital Group, Ltd.(2)	760,958	29,677,362
Reinsurance Group of America, Inc.	113,823	12,541,018
Travelers Cos., Inc. (The)	140,361	20,902,560

		$116,780,389

Interactive Media & Services — 3.3%
Alphabet, Inc., Class C(1)(2)	25,361	$68,586,796

		$68,586,796

IT Services — 2.8%
Euronet Worldwide, Inc.(2)	86,264	$12,320,224
Fidelity National Information Services, Inc.	296,811	44,239,680

		$56,559,904

Life Sciences Tools & Services — 2.8%
Thermo Fisher Scientific, Inc.	79,621	$42,996,136
Waters Corp.(2)	38,250	14,910,233

		$57,906,369

Machinery — 4.0%
Caterpillar, Inc.	61,877	$12,793,070
Ingersoll Rand, Inc.(2)	206,888	10,110,616
Parker-Hannifin Corp.	28,254	8,816,096
Stanley Black & Decker, Inc.	163,087	32,136,293
Westinghouse Air Brake Technologies Corp.	218,069	18,507,516

		$82,363,591

Media — 0.9%
Fox Corp., Class A	510,076	$18,189,310

		$18,189,310

Metals & Mining — 0.5%
Steel Dynamics, Inc.	157,754	$10,167,245

		$10,167,245

Multi-Utilities — 2.2%
CMS Energy Corp.	353,147	$21,820,953
Sempra Energy(1)	179,252	23,419,274

		$45,240,227

Oil, Gas & Consumable Fuels — 3.9%
Chevron Corp.(1)	335,655	$34,173,036
EOG Resources, Inc.	229,926	16,752,408
EQT Corp.(2)	841,701	15,478,881
Phillips 66	176,386	12,952,024

		$79,356,349

Personal Products — 1.0%
Estee Lauder Cos., Inc. (The), Class A	60,964	$20,351,612

		$20,351,612

Pharmaceuticals — 6.9%
Johnson & Johnson(1)	360,368	$62,055,370
Royalty Pharma PLC, Class A(1)	274,827	10,498,392

Security	Shares	Value
Sanofi	319,201	$32,901,070
Zoetis, Inc.	181,489	36,787,820

		$142,242,652

Road & Rail — 0.6%
CSX Corp.	393,549	$12,719,504

		$12,719,504

Semiconductors & Semiconductor Equipment — 1.6%
QUALCOMM, Inc.	74,970	$11,230,506
Texas Instruments, Inc.	109,952	20,959,050

		$32,189,556

Software — 0.6%
VMware, Inc., Class A(2)	81,436	$12,519,971

		$12,519,971

Specialty Retail — 2.2%
Best Buy Co., Inc.	214,763	$24,128,623
Lowe’s Cos., Inc.	59,081	11,384,318
TJX Cos., Inc. (The)	145,581	10,017,429

		$45,530,370

Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.	59,265	$8,644,393
HP, Inc.	264,165	7,626,443

		$16,270,836

Textiles, Apparel & Luxury Goods — 1.6%
Capri Holdings, Ltd.(2)	411,935	$23,196,060
PVH Corp.(2)	101,966	10,667,683

		$33,863,743

Total Common Stocks (identified cost $1,319,143,821)		$1,916,562,672

Corporate Bonds — 17.4%

Security	Principal Amount (000’s omitted)	Value
Automobiles — 0.2%
General Motors Financial Co., Inc., Series C, 5.70% to 9/30/30(4)(5)	$3,887	$4,445,989

		$4,445,989

Banks — 8.8%
Banco Bilbao Vizcaya Argentaria S.A., 6.125% to 11/16/27(4)(5)	$5,600	$6,083,000
Banco Davivienda S.A., 6.65% to 4/22/31(4)(5)(6)	1,800	1,903,203
Banco Mercantil del Norte S.A./Grand Cayman:
7.50% to 6/27/29(4)(5)(6)	4,421	5,000,726
7.625% to 1/10/28(4)(5)(6)	2,101	2,400,214
8.375% to 10/14/30(4)(5)(6)	2,300	2,783,161
Barclays PLC:
6.125% to 12/15/25(4)(5)	5,000	5,573,150
7.875% to 3/15/22(4)(5)(7)	6,393	6,635,902
BNP Paribas S.A., 4.625% to 2/25/31(4)(5)(6)	6,987	7,282,550

Security	Principal Amount (000’s omitted)	Value
Citigroup, Inc.:
5.95% to 1/30/23(4)(5)	$3,850	$4,048,256
Series M, 6.30% to 5/15/24(4)(5)	9,050	9,769,475
Comerica, Inc., 5.625% to 7/1/25(4)(5)	5,553	6,191,596
Credit Suisse Group AG:
4.50% to 9/3/30(4)(5)(6)	5,626	5,609,685
7.50% to 7/17/23(4)(5)(6)	10,607	11,508,595
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(4)(5)(6)	5,827	6,307,727
HSBC Holdings PLC:
4.60% to 12/17/30(4)(5)	3,835	3,948,133
6.375% to 9/17/24(4)(5)	2,376	2,598,750
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(4)(5)	5,549	6,513,139
ING Groep NV, 6.50% to 4/16/25(4)(5)	4,900	5,484,325
JPMorgan Chase & Co.:
Series KK, 3.65% to 6/1/26(4)(5)	2,140	2,162,738
Series X, 6.10% to 10/1/24(4)(5)	12,014	13,087,751
Lloyds Banking Group PLC, 7.50% to 6/27/24(4)(5)	11,145	12,590,952
Natwest Group PLC:
4.60% to 6/28/31(4)(5)	1,477	1,515,771
6.00% to 12/29/25(4)(5)	3,129	3,484,924
8.00% to 8/10/25(4)(5)	8,348	9,883,406
Societe Generale S.A.:
4.75% to 5/26/26(4)(5)(6)	1,397	1,445,895
5.375% to 11/18/30(4)(5)(6)	11,823	12,798,397
Standard Chartered PLC:
4.75% to 1/14/31(4)(5)(6)	4,440	4,553,775
6.00% to 7/26/25(4)(5)(6)	5,938	6,522,002
SVB Financial Group., Series C, 4.00% to 5/15/26(4)(5)	2,774	2,888,428
Truist Financial Corp.:
Series P, 4.95% to 9/1/25(4)(5)	2,775	3,038,625
Series Q, 5.10% to 3/1/30(4)(5)	3,445	3,970,362
Zions Bancorp NA, 5.80% to 6/15/23(4)(5)	2,743	2,842,620

		$180,427,233

Capital Markets — 1.3%
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(4)	$6,430	$6,760,888
Charles Schwab Corp. (The), Series I, 4.00% to 6/1/26(4)(5)	12,298	12,866,782
UBS Group AG:
4.375% to 2/10/31(4)(5)(6)	1,499	1,547,718
6.875% to 8/7/25(4)(5)(7)	4,298	4,938,127

		$26,113,515

Diversified Financial Services — 0.8%
American AgCredit Corp., 5.25% to 6/15/26(4)(5)(6)	$7,180	$7,359,500
Discover Financial Services, Series D, 6.125% to 6/23/25(4)(5)	4,538	5,128,193
Textron Financial Corp., 1.891%, (3 mo. USD LIBOR + 1.735%), 2/15/67(6)(8)	3,129	2,664,892
Unifin Financiera SAB de CV, 7.375%, 2/12/26(6)	2,410	2,277,498

		$17,430,083

Electric Utilities — 1.6%
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(4)	$5,475	$6,422,093

Security	Principal Amount (000’s omitted)	Value
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, 5/1/79(4)	$6,305	$7,427,104
Sempra Energy, 4.875% to 10/15/25(4)(5)	10,520	11,506,250
Southern California Edison Co., Series E, 6.25% to 2/1/22(4)(5)	3,225	3,279,673
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(4)	4,320	4,409,284

		$33,044,404

Food Products — 0.8%
Land O’ Lakes, Inc., 8.00%(5)(6)	$15,940	$17,215,200

		$17,215,200

Gas Utilities — 0.5%
NiSource, Inc., 5.65% to 6/15/23(4)(5)	$9,015	$9,477,019

		$9,477,019

Insurance — 0.4%
QBE Insurance Group, Ltd., 5.875% to 5/12/25(4)(5)(6)	$7,054	$7,759,400

		$7,759,400

Multi-Utilities — 0.8%
Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(4)(5)	$11,713	$12,393,818
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(4)	4,430	4,836,444

		$17,230,262

Oil, Gas & Consumable Fuels — 1.9%
DCP Midstream, L.P., Series A, 7.375% to 12/15/22(4)(5)	$11,560	$11,265,629
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(4)(5)	17,965	14,075,578
Odebrecht Oil & Gas Finance, Ltd., 0.00%(5)(6)	1	8
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(4)(5)	14,630	13,112,138

		$38,453,353

Pipelines — 0.3%
Energy Transfer, L.P., Series B, 6.625% to 2/15/28(4)(5)	$6,395	$6,306,429

		$6,306,429

Total Corporate Bonds (identified cost $337,105,510)		$357,902,887

Exchange-Traded Funds — 1.9%

Security	Shares	Value
Equity Funds — 1.9%
Global X U.S. Preferred ETF	587,400	$15,354,636
iShares Preferred & Income Securities ETF	580,806	22,895,373

Total Exchange-Traded Funds (identified cost $35,662,705)		$38,250,009

Preferred Stocks — 9.2%

Security	Shares	Value
Banks — 2.7%
AgriBank FCB, 6.875% to 1/1/24(4)	92,513	$10,153,302
CoBank ACB, Series F, 6.25% to 10/1/22(4)	78,033	8,349,531

Security	Shares	Value
Farm Credit Bank of Texas, 6.75% to 9/15/23(4)(6)	13,800	$1,490,400
First Republic Bank, Series M, 4.00%	220,400	5,510,000
JPMorgan Chase & Co.:
Series JJ, 4.55%	90,400	2,378,424
Series LL, 4.625%	79,000	2,077,700
Signature Bank, Series A, 5.00%	223,000	5,867,130
Wells Fargo & Co.:
Series DD, 4.25%	230,000	5,754,600
Series L, 7.50% (Convertible)	4,925	7,449,112
Series Z, 4.75%	220,370	5,771,490

		$54,801,689

Capital Markets — 0.8%
Affiliated Managers Group, Inc., 4.75%	102,850	$2,748,152
KKR Group Finance Co. IX, LLC, 4.625%	336,000	8,831,760
Stifel Financial Corp., Series D, 4.50%	220,400	5,593,752

		$17,173,664

Electric Utilities — 1.2%
Brookfield BRP Holdings Canada, Inc., 4.625%	338,000	$8,470,280
SCE Trust III, Series H, 5.75% to 3/15/24(4)	144,191	3,655,242
SCE Trust IV, Series J, 5.375% to 9/15/25(4)	70,515	1,766,401
SCE Trust V, Series K, 5.45% to 3/15/26(4)	130,020	3,315,510
Southern Co. (The), 4.95%	258,000	6,919,560

		$24,126,993

Equity Real Estate Investment Trusts (REITs) — 0.2%
SITE Centers Corp., Series A, 6.375%	164,660	$4,370,076

		$4,370,076

Food Products — 0.7%
Dairy Farmers of America, Inc., 7.875%(6)	94,450	$9,535,861
Ocean Spray Cranberries, Inc., Series A, 6.25%(6)	57,835	5,407,572

		$14,943,433

Independent Power and Renewable Electricity Producers — 0.2%
Algonquin Power & Utilities Corp., Series 19-A, 6.20% to 7/1/24(4)	108,810	$3,050,216

		$3,050,216

Insurance — 1.2%
American Equity Investment Life Holding Co., Series B, 6.625% to 9/1/25(4)	375,265	$10,668,784
Athene Holding, Ltd., Series C, 6.375% to 6/30/25(4)	444,000	12,765,000

		$23,433,784

Oil, Gas & Consumable Fuels — 0.8%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(4)	725,322	$16,900,003

		$16,900,003

Pipelines — 0.4%
Energy Transfer Operating, L.P.:
Series C, 7.375% to 5/15/23(4)	210,000	$5,264,700
Series E, 7.60% to 5/15/24(4)	108,840	2,729,707

		$7,994,407

Real Estate Management & Development — 0.5%
Brookfield Property Partners, L.P.:
Series A-1, 6.50%	185,075	$4,717,562

Security	Shares	Value
Series A2, 6.375%	242,352	$6,163,011

		$10,880,573

Wireless Telecommunication Services — 0.5%
United States Cellular Corp., 5.50%	396,000	$10,434,600

		$10,434,600

Total Preferred Stocks (identified cost $180,167,191)		$188,109,438

Total Investments — 122.0%(9) (identified cost $1,872,079,227)		$2,500,825,006

Other Assets, Less Liabilities — (22.0)%		$(451,063,653)

Net Assets — 100.0%		$2,049,761,353

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

All or a portion of this security was on loan at July 31, 2021 pursuant to the Liquidity Agreement. The aggregate market value of securities on loan at July 31, 2021 was $288,510,465 and the total market value of the collateral received by the Fund was $295,795,301, comprised of cash.

(2)	Non-income producing security.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Security converts to variable rate after the indicated fixed-rate coupon period.

(5)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(6)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2021, the aggregate value of these securities is $123,373,979 or 6.0% of the Fund’s net assets.

(7)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2021, the aggregate value of these securities is $11,574,029 or 0.6% of the Fund’s net assets.

(8)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2021.

(9)	The Fund has granted a security interest in all the Fund’s investments, unless otherwise pledged, in connection with the Liquidity Agreement.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	89.0%	$2,226,265,595
United Kingdom	2.7	67,805,157
France	2.2	54,427,912
Ireland	1.6	38,838,084
Switzerland	1.0	23,604,125
Canada	0.7	17,942,589
Mexico	0.5	12,461,599
Australia	0.3	7,759,400

Country	Percentage of Total Investments	Value
Spain	0.2%	$6,083,000
Netherlands	0.2	5,484,325
Colombia	0.1	1,903,203
Brazil	0.0 (1)	8
Exchange-Traded Funds	1.5	38,250,009

Total Investments	100.0%	$2,500,825,006

(1)	Amount is less than 0.05%.

Abbreviations:

LIBOR	-	London Interbank Offered Rate

USD	-	United States Dollar

The Fund did not have any open derivative instruments at July 31, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Communication Services	$185,438,594	$—		$—	$185,438,594
Consumer Discretionary	105,220,716	—		—	105,220,716
Consumer Staples	134,512,979	—		—	134,512,979
Energy	79,356,349	—		—	79,356,349
Financials	407,286,737	—		—	407,286,737
Health Care	313,549,253	32,901,070		—	346,450,323
Industrials	244,584,099	—		0	244,584,099
Information Technology	154,240,721	—		—	154,240,721
Materials	52,304,406	—		—	52,304,406
Real Estate	93,670,322	—		—	93,670,322
Utilities	113,497,426	—		—	113,497,426
Total Common Stocks	$1,883,661,602	$32,901,070	**	$0	$1,916,562,672
Corporate Bonds	$—	$357,902,887		$—	$357,902,887
Exchange-Traded Funds	38,250,009	—		—	38,250,009

Asset Description	Level 1	Level 2	Level 3*	Total
Preferred Stocks
Communication Services	$10,434,600	$—	$—	$10,434,600
Consumer Staples	—	14,943,433	—	14,943,433
Energy	24,894,410	—	—	24,894,410
Financials	66,584,144	28,824,993	—	95,409,137
Real Estate	15,250,649	—	—	15,250,649
Utilities	24,126,993	3,050,216	—	27,177,209
Total Preferred Stocks	$141,290,796	$46,818,642	$—	$188,109,438
Total Investments	$2,063,202,407	$437,622,599	$0	$2,500,825,006

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2021 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.